Total Revenues, Net Sales and Gross Profit by Product Line (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Information [Line Items]
Total revenues	$ 3,818,749	$ 3,539,570	$ 2,957,951
Net sales	3,576,767	3,268,116	2,679,095
Gross profit (loss)	908,966	721,767	522,360
Intersegment revenues/ sales
Product Information [Line Items]
Total revenues	(122,464)	(87,778)	(43,355)
Net sales	(122,464)	(87,778)	(43,355)
Corporate
Product Information [Line Items]
Gross profit (loss)	(8,094)	(6,167)	2,083
Aggregates Business | Operating Segments
Product Information [Line Items]
Total revenues	3,308,341	2,905,744	2,479,490
Net sales	3,096,785	2,673,004	2,233,433
Gross profit (loss)	707,483	545,729	383,214
Aggregates Business | Operating Segments | Interproduct revenues/ sales
Product Information [Line Items]
Total revenues	(208,170)	(163,298)	(135,744)
Net sales	(208,170)	(163,298)	(135,744)
Cement | Operating Segments
Product Information [Line Items]
Total revenues	375,814	475,725	265,114
Net sales	364,445	455,382	252,911
Gross profit (loss)	120,100	103,473	52,469
Magnesia Specialties | Operating Segments
Product Information [Line Items]
Total revenues	257,058	245,879	256,702
Net sales	238,001	227,508	236,106
Gross profit (loss)	89,477	78,732	84,594
Aggregates | Aggregates Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	2,267,574	2,120,245	1,880,074
Net sales	2,060,876	1,896,143	1,644,265
Gross profit (loss)	554,801	467,053	324,093
Asphalt/Paving | Aggregates Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	345,134	290,966	303,777
Net sales	341,444	283,628	294,239
Gross profit (loss)	53,569	35,734	19,992
Ready Mixed Concrete | Aggregates Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	903,803	657,831	431,383
Net sales	902,635	656,531	430,673
Gross profit (loss)	$ 99,113	$ 42,942	$ 39,129